Financial risk - Contractual maturity of financial liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	$ 834,260	$ 818,025
Loan capital	38,285	28,531
Total undiscounted financial liabilities	872,545	846,556
Total undiscounted contingent liabilities and commitments	200,091	196,941
Up to 1 month
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	519,080	483,700
Loan capital	6	1
Total undiscounted financial liabilities	519,086	483,701
Total undiscounted contingent liabilities and commitments	200,091	196,941
Over 1 month to 3 months
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	63,670	80,430
Loan capital	105	68
Total undiscounted financial liabilities	63,775	80,498
Over 3 months to 1 year
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	121,253	119,485
Loan capital	1,034	387
Total undiscounted financial liabilities	122,287	119,872
Over 1 year to 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	104,256	108,702
Loan capital	6,517	6,665
Total undiscounted financial liabilities	110,773	115,367
Over 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	26,001	25,708
Loan capital	30,623	21,410
Total undiscounted financial liabilities	56,624	47,118
Collateral received
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,368	2,251
Collateral received | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,368	2,251
Deposits and other borrowings
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	627,601	596,841
Deposits and other borrowings | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	482,084	432,005
Deposits and other borrowings | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	58,731	67,944
Deposits and other borrowings | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	80,350	86,421
Deposits and other borrowings | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	6,369	10,408
Deposits and other borrowings | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	67	63
Other financial liabilities
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	49,537	39,563
Other financial liabilities | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	14,621	20,275
Other financial liabilities | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	1,243	1,129
Other financial liabilities | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	1,803	94
Other financial liabilities | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	31,870	18,065
Derivative financial instruments: Held for trading
Contractual maturity of financial liabilities
Derivative financial instruments	17,526	22,216
Derivative financial instruments: Held for trading | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	17,526	22,216
Derivative financial instruments: Held for hedging purposes (net settled)
Contractual maturity of financial liabilities
Derivative financial instruments	308	652
Derivative financial instruments: Held for hedging purposes (net settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	24	29
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments	23	43
Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments	119	179
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	128	379
Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	14	22
Derivative financial instruments: Held for hedging purposes (gross settled)
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	9,623	9,338
Derivative financial instruments: Cash inflow	(8,876)	(9,155)
Derivative financial instruments: Held for hedging purposes (gross settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	2,933	204
Derivative financial instruments: Cash inflow	(2,874)	(200)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	88	5,645
Derivative financial instruments: Cash inflow	(76)	(5,595)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	1,361	1,785
Derivative financial instruments: Cash inflow	(1,201)	(1,709)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	2,572	1,704
Derivative financial instruments: Cash inflow	(2,148)	(1,651)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	2,669
Derivative financial instruments: Cash inflow	(2,577)
Debt issues
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	136,145	156,319
Debt issues | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,370	6,920
Debt issues | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3,661	11,264
Debt issues | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	38,821	32,715
Debt issues | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	65,465	79,797
Debt issues | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	25,828	25,623
Liabilities held for sale
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	28
Liabilities held for sale | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	28
Letters of credit and guarantees
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	11,323	12,610
Letters of credit and guarantees | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	11,323	12,610
Commitments to extend credit
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	188,768	184,064
Commitments to extend credit | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	188,768	184,064
Other commitments
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments		267
Other commitments | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments		267
Parent Entity
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	933,389	937,443
Loan capital	38,285	28,531
Total undiscounted financial liabilities	971,674	965,974
Total undiscounted contingent liabilities and commitments	174,481	171,979
Parent Entity | Up to 1 month
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	489,401	458,560
Loan capital	6	1
Total undiscounted financial liabilities	489,407	458,561
Total undiscounted contingent liabilities and commitments	174,481	171,979
Parent Entity | Over 1 month to 3 months
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	53,006	70,571
Loan capital	105	68
Total undiscounted financial liabilities	53,111	70,639
Parent Entity | Over 3 months to 1 year
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	104,236	100,957
Loan capital	1,034	387
Total undiscounted financial liabilities	105,270	101,344
Parent Entity | Over 1 year to 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	106,259	111,660
Loan capital	6,517	6,665
Total undiscounted financial liabilities	112,776	118,325
Parent Entity | Over 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	180,487	195,695
Loan capital	30,623	21,410
Total undiscounted financial liabilities	211,110	217,105
Parent Entity | Collateral received
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,189	1,863
Parent Entity | Collateral received | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,189	1,863
Parent Entity | Deposits and other borrowings
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	550,607	526,938
Parent Entity | Deposits and other borrowings | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	430,949	389,498
Parent Entity | Deposits and other borrowings | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	48,187	57,543
Parent Entity | Deposits and other borrowings | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	66,438	71,368
Parent Entity | Deposits and other borrowings | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	4,966	8,466
Parent Entity | Deposits and other borrowings | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	67	63
Parent Entity | Other financial liabilities
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	46,605	38,992
Parent Entity | Other financial liabilities | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	13,689	19,704
Parent Entity | Other financial liabilities | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	1,243	1,129
Parent Entity | Other financial liabilities | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	1,712	94
Parent Entity | Other financial liabilities | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	29,961	18,065
Parent Entity | Derivative financial instruments: Held for trading
Contractual maturity of financial liabilities
Derivative financial instruments	17,597	22,268
Parent Entity | Derivative financial instruments: Held for trading | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	17,597	22,268
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled)
Contractual maturity of financial liabilities
Derivative financial instruments	258	485
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	17	21
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments	17	28
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments	106	137
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	104	277
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	14	22
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled)
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	760	2,581
Derivative financial instruments: Cash inflow	(691)	(2,553)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	105	7
Derivative financial instruments: Cash inflow	(103)	(7)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	67	2,110
Derivative financial instruments: Cash inflow	(65)	(2,088)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	11	9
Derivative financial instruments: Cash inflow	(3)	(21)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	577	455
Derivative financial instruments: Cash inflow	(520)	(437)
Parent Entity | Debt issues
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	115,130	133,166
Parent Entity | Debt issues | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	1,543	6,596
Parent Entity | Debt issues | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,593	10,915
Parent Entity | Debt issues | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	32,270	24,980
Parent Entity | Debt issues | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	55,824	66,305
Parent Entity | Debt issues | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	22,900	24,370
Parent Entity | Liabilities held for sale
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3
Parent Entity | Liabilities held for sale | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3
Parent Entity | Due to subsidiaries
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	200,931	213,703
Parent Entity | Due to subsidiaries | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	23,412	18,610
Parent Entity | Due to subsidiaries | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	964	934
Parent Entity | Due to subsidiaries | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	3,702	4,390
Parent Entity | Due to subsidiaries | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	15,347	18,529
Parent Entity | Due to subsidiaries | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	157,506	171,240
Parent Entity | Letters of credit and guarantees
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	10,796	12,069
Parent Entity | Letters of credit and guarantees | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	10,796	12,069
Parent Entity | Commitments to extend credit
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	163,685	159,644
Parent Entity | Commitments to extend credit | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	$ 163,685	159,644
Parent Entity | Other commitments
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments		266
Parent Entity | Other commitments | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments		$ 266